Acquisition of Subsidiaries: Schedule of Business Acquisition, IPS Power Engineering and Global Renewal Energy Group (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Business Acquisition, IPS Power Engineering and Global Renewal Energy Group

Purchase Price	Shares	Price	Total
IPS Power Engineering, Inc. and Global Renewal Energy Group, Inc.	15,500,000	$2.84	$44,035,500
Assets at Fair Value
Cash			$ 2,733
Accounts receivable			2,500
Prepaid expenses			665
Property and equipment			3,725
Construction in progress			44,029,229
Total Assets			$44,038,852

Liabilities Assumed at Fair Value
Accounts payable and accrued expenses			$3,352
Equity			$44,035,500

Total Liabilities and Equity			$44,038,852